LONG-TERM INVESTMENTS, NET - Equity investments measured under measurement alternative and NAV practical expedient (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Long-term investments, net
Impairment loss for equity investments accounted for using measurement alternative	¥ 9,408	$ 1,289	¥ 28,800	¥ 591,876
Private equity fund
Long-term investments, net
Total carrying value	¥ 60,700		86,200
Investment lock-up period	8 years	8 years
Equity investments measured under measurement alternative
Long-term investments, net
Initial cost basis	¥ 829,938		839,296
Cumulated unrealized losses (including impairment)	(788,561)		(795,550)
Total carrying value	41,377		¥ 43,746
Upward adjustment	¥ 0